FEDERATED MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED MUNICIPAL TRUST (the "Trust")
                  Alabama Municipal Cash Trust
                  Arizona Municipal Cash Trust
                  California Municipal Cash Trust
                  Connecticut Municipal Cash Trust
                  Florida Municipal Cash Trust
                  Georgia Municipal Cash Trust
                  Massachusetts Municipal Cash Trust
                  Maryland Municipal Cash Trust
                  Michigan Municipal Cash Trust
                  Minnesota Municipal Cash Trust
                  New Jersey Municipal Cash Trust
                  New York Municipal Cash Trust
                  North Carolina Municipal Cash Trust
                  Ohio Municipal Cash Trust
                  Pennsylvania Municipal Cash Trust
                  Tennessee Municipal Cash Trust
                  Virginia Municipal Cash Trust
              1933 Act File No. 33-31259
              1940 Act File No. 811-5911

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective Amendment No. 49 on December 30, 1998.


         If you have any questions regarding this certification, please call me at (412) 288-2614.

                                                       Very truly yours,



                                                       /s/ Anthony R. Bosch
                                                       Anthony R. Bosch
                                                       Assistant Secretary